Rights to Use Airport Facilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 1,119,102	$ 1,047,507	$ 949,711
Airport facilities [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 56,699	$ 56,699	$ 56,700